Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of a Reconciliation of Income Tax Expense (Benefit) Computed at the Statutory Federal Income Tax Rate to Income Taxes	A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:
	2022	2021
Income taxes at U.S. statutory rate	21%	21%
State income taxes	1.6	6.9
Tax Credits	1.0	0.1
Permanent Differences/Others	(10.5)	(5.0)
Change in valuation allowance	(13.1)	(23.0)
Total provision for income taxes	0%	0%

Schedule of Deferred Tax Assets and Liabilities	The significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are comprised of the following:
	Years Ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$13,499,811	$10,896,410
Tax credits carryforwards	430,468	161,943
Stock-based compensation	1,511,849	1,541,936
Lease liability	722,126	1,169,887
Section 174 Capitalization	1,547,343	-
Loss on impairment of debt	3,288,363	4,140,318
Other	114,973	23,933
Total deferred tax assets	21,114,933	17,934,427
Valuation allowance	(20,217,401)	(16,670,590)
Net deferred tax assets	897,533	1,263,837
Deferred tax liabilities
Right of use assets	(722,127)	(1,169,887)
Fixed assets	(175,406)	(93,950)
Total deferred tax liabilities	(897,533)	(1,263,837)
Net deferred taxes	$—	$—